Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Telephone: (202) 261-3300
Fax: (202) 261-3333

May 2, 2008

Via Edgar

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the "Trust")
(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the forms of Prospectuses and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 34, which was filed on April 29, 2008, and (ii) the text of Post-Effective Amendment No. 34 was filed electronically on April 29, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3387 if you have any questions regarding this certification.

Sincerely,

/s/ Nauman S. Malik

cc:	J. Stephen King, Jr.
Joshua Ratner
Brendan C. Fox
Derek B. Newman